SUBSEQUENT EVENTS	3 Months Ended
Aug. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

On December 20, 2017, the Company acquired 100% equity interest in Xinda Human Resources Sdn. Bhd. (“Xinda HR”), a company incorporated in Malaysia with a consideration of MYR2.00. The Company and Xinda HR are under common control of the same group of shareholders. Xinda HR had no source of income nor any operations since its establishment on March 7, 2017. The consideration has been paid as of the filing date. As a result of the shares acquisition, Xinda HR has become the Company’s wholly-owned subsidiary.